Discontinued Operation (Summary of Discontinued Operation's Results) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from Discontinued Operation, Net of Tax	$ (70)	$ (38)	$ (5)
Weifang Operation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	108	223	234
Pretax loss	(68)	(38)	(4)
Income tax expense	2	0	1
Loss from Discontinued Operation, Net of Tax	$ (70)	$ (38)	$ (5)